Schedule of Investments(a)
Invesco S&P 500 Revenue ETF (RWL)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-7.16%
Alphabet, Inc., Class A, (Acquired 04/29/2024 - 05/29/2026; Cost $61,811,869)(b)	291,148	$110,735,230
Alphabet, Inc., Class C, (Acquired 04/29/2024 - 05/29/2026; Cost $62,113,079)(b)	291,414	109,696,972
AT&T, Inc.	2,062,580	51,151,984
Charter Communications, Inc., Class A(c)(d)	109,115	15,718,016
Comcast Corp., Class A	1,804,624	44,880,999
EchoStar Corp., Class A(c)(d)	59,530	7,690,681
Electronic Arts, Inc.	16,297	3,287,431
Fox Corp., Class A(d)	63,903	4,084,680
Fox Corp., Class B(d)	69,881	4,010,471
Live Nation Entertainment, Inc.(c)(d)	67,642	11,391,589
Meta Platforms, Inc., Class A	136,791	86,521,675
Netflix, Inc.(c)	212,977	18,320,281
News Corp., Class A	79,173	2,066,415
News Corp., Class B(d)	69,935	2,085,462
Omnicom Group, Inc.	96,021	6,981,687
Paramount Skydance Corp.	1,300,015	13,793,159
Take-Two Interactive Software, Inc.(c)	13,834	3,101,029
TKO Group Holdings, Inc.(d)	10,621	2,179,217
T-Mobile US, Inc.	184,396	34,579,782
Trade Desk, Inc. (The), Class A(c)(d)	47,264	1,019,012
Verizon Communications, Inc.	1,215,611	58,118,362
Walt Disney Co. (The)	422,317	43,004,540
Warner Bros. Discovery, Inc.(c)	598,686	16,170,509
		650,589,183
Consumer Discretionary-12.09%
Airbnb, Inc., Class A(c)	41,040	5,471,042
Amazon.com, Inc.(c)	1,502,895	406,743,503
Aptiv PLC(c)	129,079	8,769,627
AutoZone, Inc.(c)	2,357	6,918,243
Best Buy Co., Inc.	294,890	22,986,676
Booking Holdings, Inc.	69,269	11,597,709
Carnival Corp. Ltd.	456,180	12,800,411
Carvana Co.(c)(d)	146,069	10,663,037
Chipotle Mexican Grill, Inc.(c)	156,786	4,995,202
D.R. Horton, Inc.	105,053	15,452,246
Darden Restaurants, Inc.(d)	27,525	5,612,623
Deckers Outdoor Corp.(c)	23,239	2,645,760
Domino’s Pizza, Inc.	5,593	1,737,074
DoorDash, Inc., Class A(c)	36,033	5,739,697
eBay, Inc.	54,340	5,937,732
Expedia Group, Inc.	28,464	6,426,887
Ford Motor Co.	6,892,811	120,210,624
Garmin Ltd.	13,666	3,196,751
General Motors Co.	1,102,802	91,797,238
Genuine Parts Co.	99,041	9,775,347
Hasbro, Inc.	22,197	1,912,715
Hilton Worldwide Holdings, Inc.	18,035	5,909,348
Home Depot, Inc. (The)	209,199	66,345,371
Las Vegas Sands Corp.	105,744	5,347,474
Lennar Corp., Class A	158,041	14,188,921
Lowe’s Cos., Inc.	155,771	33,391,072
lululemon athletica, Inc.(c)	30,286	3,972,917
Marriott International, Inc., Class A	35,857	13,467,889
McDonald’s Corp.	36,793	10,272,606
MGM Resorts International(c)(d)	215,046	9,391,059
NIKE, Inc., Class B	373,536	17,268,569
	Shares	Value
Consumer Discretionary-(continued)
Norwegian Cruise Line Holdings Ltd.(c)(d)	213,864	$3,922,266
NVR, Inc.(c)	679	4,145,159
O’Reilly Automotive, Inc.(c)	83,821	7,282,368
Pool Corp.(d)	11,165	2,025,331
PulteGroup, Inc.	62,447	7,379,986
Ralph Lauren Corp.	10,300	3,748,170
Ross Stores, Inc.	47,604	11,031,275
Royal Caribbean Cruises Ltd.	27,865	7,931,215
Starbucks Corp.	165,996	16,460,163
Tapestry, Inc.	23,055	3,353,580
Tesla, Inc.(c)	103,746	45,211,469
TJX Cos., Inc. (The)	170,584	26,397,874
Tractor Supply Co.	139,652	4,403,228
Ulta Beauty, Inc.(c)	8,175	4,159,849
Williams-Sonoma, Inc.	18,967	3,861,112
Wynn Resorts Ltd.(d)	31,738	3,212,520
Yum! Brands, Inc.	23,351	3,454,780
		1,098,925,715
Consumer Staples-10.16%
Altria Group, Inc.	135,208	9,407,773
Archer-Daniels-Midland Co.	505,564	40,333,896
Brown-Forman Corp., Class B(d)	72,089	1,854,129
Bunge Global S.A.	255,576	31,512,521
Campbell’s Co. (The)(d)	197,055	4,159,831
Church & Dwight Co., Inc.	27,708	2,649,716
Clorox Co. (The)	26,800	2,412,536
Coca-Cola Co. (The)	278,132	21,975,209
Colgate-Palmolive Co.	101,200	9,121,156
Conagra Brands, Inc.	294,431	3,910,044
Constellation Brands, Inc., Class A	27,851	3,866,276
Costco Wholesale Corp.	128,665	123,044,913
Dollar General Corp.	130,062	14,386,158
Dollar Tree, Inc.(c)(d)	74,503	8,675,129
Estee Lauder Cos., Inc. (The), Class A	71,313	6,343,291
General Mills, Inc.(d)	205,508	6,948,226
Hershey Co. (The)	23,896	4,636,541
Hormel Foods Corp.(d)	234,667	5,451,314
J.M. Smucker Co. (The)	36,915	3,809,628
Kenvue, Inc.	381,279	6,588,501
Keurig Dr Pepper, Inc.	267,205	8,024,166
Kimberly-Clark Corp.	76,665	7,482,504
Kraft Heinz Co. (The)	479,671	11,516,901
Kroger Co. (The)	911,633	56,657,991
McCormick & Co., Inc.	50,801	2,406,443
Molson Coors Beverage Co., Class B	110,263	4,358,696
Mondelez International, Inc., Class A	310,732	19,007,477
Monster Beverage Corp.(c)	47,627	4,194,986
PepsiCo, Inc.	261,332	37,681,461
Philip Morris International, Inc. (Switzerland)	108,454	19,237,571
Procter & Gamble Co. (The)	247,900	35,588,524
Sysco Corp.	435,739	33,033,374
Target Corp.	393,331	49,980,570
Tyson Foods, Inc., Class A	411,121	25,086,603
Walmart, Inc.	2,574,663	298,017,242
		923,361,297
Energy-6.07%
APA Corp.(d)	120,495	4,389,633
Baker Hughes Co., Class A	209,296	13,369,829
Chevron Corp.	429,166	78,305,660
ConocoPhillips	223,740	25,501,885
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Energy-(continued)
Devon Energy Corp.	164,122	$7,301,788
Diamondback Energy, Inc.	38,040	7,283,899
EOG Resources, Inc.	76,041	10,142,349
EQT Corp.	58,249	3,199,618
Expand Energy Corp.	47,483	4,414,969
Exxon Mobil Corp.	951,466	138,209,951
Halliburton Co.	274,811	10,676,407
Kinder Morgan, Inc.	226,210	7,030,607
Marathon Petroleum Corp.	260,771	64,872,002
Occidental Petroleum Corp.	199,632	11,305,160
ONEOK, Inc.	175,286	14,713,507
Phillips 66	347,916	61,191,466
SLB Ltd.	330,779	18,043,994
Targa Resources Corp.	32,520	8,294,876
Texas Pacific Land Corp.	688	270,384
Valero Energy Corp.	236,733	57,956,973
Williams Cos., Inc. (The)	70,736	5,049,843
		551,524,800
Financials-15.16%
Aflac, Inc.	69,844	7,851,862
Allstate Corp. (The)	146,764	30,246,593
American Express Co.	117,228	37,099,145
American International Group, Inc.	152,797	11,342,121
Ameriprise Financial, Inc.	18,679	8,325,417
Aon PLC, Class A	24,257	7,666,667
Apollo Global Management, Inc.(d)	136,700	17,594,657
Arch Capital Group Ltd.(c)	91,179	8,145,932
Ares Management Corp., Class A	27,797	3,571,915
Arthur J. Gallagher & Co.	29,552	5,943,203
Assurant, Inc.	26,308	6,547,272
Bank of America Corp.	1,796,177	92,682,733
Bank of New York Mellon Corp. (The)	154,588	21,554,205
Berkshire Hathaway, Inc., Class B(c)	335,595	159,233,116
BlackRock, Inc.	11,721	12,270,480
Blackstone, Inc., Class A(d)	58,175	6,804,730
Block, Inc., Class A(c)	166,574	12,612,983
Brown & Brown, Inc.(d)	38,392	2,159,550
Capital One Financial Corp.	169,682	31,888,338
Cboe Global Markets, Inc.	7,419	2,474,682
Charles Schwab Corp. (The)	132,887	11,607,679
Chubb Ltd.	82,618	25,754,509
Cincinnati Financial Corp.	34,274	5,395,413
Citigroup, Inc.	697,603	87,828,218
Citizens Financial Group, Inc.	91,766	5,713,351
CME Group, Inc., Class A	9,674	2,646,226
Coinbase Global, Inc., Class A(c)(d)	16,087	3,040,926
Corpay, Inc.(c)(d)	6,092	2,204,086
Erie Indemnity Co., Class A(d)	7,473	1,592,272
Everest Group Ltd.	24,198	7,840,878
FactSet Research Systems, Inc.(d)	5,119	1,256,561
Fidelity National Information Services, Inc.	94,718	4,071,927
Fifth Third Bancorp	132,062	6,593,856
Fiserv, Inc.(c)	161,198	9,117,359
Franklin Resources, Inc.(d)	157,840	4,896,197
Global Payments, Inc.(d)	50,550	3,817,031
Globe Life, Inc.	18,935	2,901,599
Goldman Sachs Group, Inc. (The)	68,264	70,008,828
Hartford Insurance Group, Inc. (The)	93,550	11,893,011
Huntington Bancshares, Inc.	351,232	5,746,156
Interactive Brokers Group, Inc., Class A	67,864	5,902,132
Intercontinental Exchange, Inc.	34,655	5,123,742
	Shares	Value
Financials-(continued)
Invesco Ltd.(e)	120,988	$3,443,318
Jack Henry & Associates, Inc.	6,555	893,578
JPMorgan Chase & Co.	434,054	129,916,703
KeyCorp	252,962	5,395,679
KKR & Co., Inc., Class A	103,446	9,924,609
Loews Corp.	75,476	7,815,540
M&T Bank Corp.	28,820	6,228,290
Marsh & McLennan Cos., Inc.	69,096	11,053,287
Mastercard, Inc., Class A	29,127	14,388,155
MetLife, Inc.	491,032	40,603,436
Moody’s Corp.	7,714	3,496,371
Morgan Stanley	331,652	68,983,616
MSCI, Inc.	2,554	1,612,545
Nasdaq, Inc.	42,774	3,957,450
Northern Trust Corp.	45,231	7,483,469
PayPal Holdings, Inc.	327,153	14,640,097
PNC Financial Services Group, Inc. (The)	73,775	16,313,128
Principal Financial Group, Inc.	78,854	8,170,851
Progressive Corp. (The)	194,100	36,956,640
Prudential Financial, Inc.	285,463	28,728,996
Raymond James Financial, Inc.(d)	48,294	6,925,843
Regions Financial Corp.	162,307	4,544,596
Robinhood Markets, Inc., Class A(c)	25,480	2,402,764
S&P Global, Inc.	15,927	6,753,048
State Street Corp.	76,268	11,870,352
Synchrony Financial	130,466	9,320,491
T. Rowe Price Group, Inc.(d)	36,449	3,810,014
TPG, Inc.(c)(f)	24,162	0
Travelers Cos., Inc. (The)	72,732	21,229,743
Truist Financial Corp.	298,835	14,406,835
U.S. Bancorp	366,785	20,118,157
Visa, Inc., Class A	59,803	19,517,307
W.R. Berkley Corp.(d)	96,460	6,129,068
Wells Fargo & Co.	721,845	55,971,861
Willis Towers Watson PLC	14,898	3,719,584
		1,377,692,979
Health Care-19.34%
Abbott Laboratories	179,754	15,386,942
AbbVie, Inc.	119,828	26,088,952
Agilent Technologies, Inc.	27,258	3,694,277
Align Technology, Inc.(c)(d)	10,287	1,799,711
Amgen, Inc.	43,393	14,614,328
Baxter International, Inc.(d)	277,213	5,206,060
Becton, Dickinson and Co.	59,793	8,796,746
Biogen, Inc.(c)	22,280	4,366,880
Bio-Techne Corp.(d)	10,107	522,330
Boston Scientific Corp.(c)	128,305	6,198,415
Bristol-Myers Squibb Co.	358,680	20,509,322
Cardinal Health, Inc.	506,591	99,697,109
Cencora, Inc.	414,778	111,724,602
Centene Corp.(c)	2,422,195	144,362,822
Charles River Laboratories International, Inc.(c)	10,590	1,913,719
Cigna Group (The)	469,891	130,347,763
Cooper Cos., Inc. (The)(c)	25,062	1,534,045
CVS Health Corp.	2,367,525	215,397,424
Danaher Corp.	56,065	10,241,394
DaVita, Inc.(c)(d)	39,228	7,624,354
Dexcom, Inc.(c)	31,866	2,349,799
Edwards Lifesciences Corp.(c)	31,728	2,743,520
Elevance Health, Inc.	306,436	120,487,571
Eli Lilly and Co.	29,062	32,113,510
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
GE HealthCare Technologies, Inc.	126,328	$7,875,287
Gilead Sciences, Inc.	89,833	12,076,250
HCA Healthcare, Inc.	62,748	23,752,628
Henry Schein, Inc.(c)	76,699	5,873,609
Humana, Inc.	338,077	103,255,477
IDEXX Laboratories, Inc.(c)	3,184	1,794,280
Incyte Corp.(c)	24,151	2,336,368
Insulet Corp.(c)	5,055	732,672
Intuitive Surgical, Inc.(c)	9,080	3,855,731
IQVIA Holdings, Inc.(c)	42,294	7,706,390
Johnson & Johnson	172,778	38,932,067
Labcorp Holdings, Inc.	22,957	5,970,197
McKesson Corp.	189,954	141,029,448
Medtronic PLC	178,384	13,166,523
Merck & Co., Inc.	249,263	29,592,503
Mettler-Toledo International, Inc.(c)	1,477	1,743,717
Moderna, Inc.(c)(d)	15,477	730,360
Pfizer, Inc.	1,022,442	26,767,532
Quest Diagnostics, Inc.(d)	24,502	4,775,440
Regeneron Pharmaceuticals, Inc.	8,244	5,068,246
ResMed, Inc.(d)	9,981	1,902,079
Revvity, Inc.(d)	14,181	1,482,624
Solventum Corp.(c)(d)	54,923	4,116,479
STERIS PLC	11,702	2,489,366
Stryker Corp.	32,311	9,857,763
Thermo Fisher Scientific, Inc.	40,131	19,764,919
UnitedHealth Group, Inc.	699,497	266,025,704
Universal Health Services, Inc., Class B	41,511	6,065,172
Vertex Pharmaceuticals, Inc.(c)	10,920	4,887,137
Viatris, Inc.	455,343	7,403,877
Waters Corp.(c)	4,747	1,820,807
West Pharmaceutical Services, Inc.	5,742	1,853,575
Zimmer Biomet Holdings, Inc.	39,094	3,218,609
Zoetis, Inc.	35,156	2,731,270
		1,758,375,701
Industrials-8.93%
3M Co.	71,546	10,955,839
A.O. Smith Corp.	25,035	1,419,985
Allegion PLC	12,330	1,603,763
AMETEK, Inc.	14,678	3,315,026
Automatic Data Processing, Inc.	44,341	9,836,607
Axon Enterprise, Inc.(c)	2,396	1,075,133
Boeing Co. (The)(c)	186,191	43,038,050
Broadridge Financial Solutions, Inc.	17,445	2,681,645
Builders FirstSource, Inc.(c)(d)	74,197	5,658,263
C.H. Robinson Worldwide, Inc.	41,080	7,338,942
Carrier Global Corp.	164,906	10,532,546
Caterpillar, Inc.	42,582	37,296,296
Cintas Corp.	24,200	4,144,492
Comfort Systems USA, Inc.	2,900	5,301,809
Copart, Inc.(c)	57,743	1,892,238
CSX Corp.	155,438	7,035,124
Cummins, Inc.	27,016	17,469,356
Deere & Co.	35,094	19,027,265
Delta Air Lines, Inc.(d)	477,673	39,398,469
Dover Corp.	17,121	3,618,695
Eaton Corp. PLC	34,504	13,822,302
EMCOR Group, Inc.	10,509	8,689,051
Emerson Electric Co.	57,960	8,335,807
Equifax, Inc.	14,114	2,339,960
Expeditors International of Washington, Inc.	34,972	5,525,226
	Shares	Value
Industrials-(continued)
Fastenal Co.	78,309	$3,461,258
FedEx Corp.	111,099	45,745,013
Fortive Corp.	40,632	2,369,658
GE Vernova, Inc.	20,026	19,391,576
Generac Holdings, Inc.(c)	8,863	2,463,116
General Dynamics Corp.	66,259	22,979,946
General Electric Co.	62,971	20,387,491
Honeywell International, Inc.	75,010	17,841,879
Howmet Aerospace, Inc.	14,646	3,782,330
Hubbell, Inc.	5,445	2,578,806
Huntington Ingalls Industries, Inc.	13,540	4,172,622
IDEX Corp.	7,920	1,669,774
Illinois Tool Works, Inc.	26,287	6,500,249
Ingersoll Rand, Inc.	39,976	2,863,881
J.B. Hunt Transport Services, Inc.	25,388	7,018,005
Jacobs Solutions, Inc.	41,853	5,016,501
Johnson Controls International PLC	79,133	10,608,570
L3Harris Technologies, Inc.	26,743	8,428,859
Leidos Holdings, Inc.	44,065	5,631,507
Lennox International, Inc.(d)	4,561	2,290,352
Lockheed Martin Corp.	51,555	27,347,350
Masco Corp.	53,857	3,783,454
Nordson Corp.	4,642	1,333,786
Norfolk Southern Corp.	18,200	5,550,272
Northrop Grumman Corp.	25,554	14,404,279
Old Dominion Freight Line, Inc.	12,975	2,921,321
Otis Worldwide Corp.	76,420	5,413,593
PACCAR, Inc.	107,651	11,881,441
Parker-Hannifin Corp.	9,748	8,233,453
Paychex, Inc.	28,565	2,770,234
Pentair PLC	20,444	1,448,253
Quanta Services, Inc.	22,345	15,903,607
Republic Services, Inc.	33,011	6,616,725
Rockwell Automation, Inc.	10,229	4,613,893
Rollins, Inc.	30,592	1,456,179
RTX Corp.	190,579	34,239,423
Snap-on, Inc.	6,198	2,300,760
Southwest Airlines Co.	299,782	12,875,637
Stanley Black & Decker, Inc.	91,311	7,251,920
Textron, Inc.	70,620	6,480,091
Trane Technologies PLC	21,955	9,908,291
TransDigm Group, Inc.	3,216	4,046,757
Uber Technologies, Inc.(c)	309,557	21,792,813
Union Pacific Corp.	43,428	11,405,930
United Airlines Holdings, Inc.(c)	290,546	33,354,681
United Parcel Service, Inc., Class B	391,869	41,808,504
United Rentals, Inc.	9,220	9,180,077
Veralto Corp.	26,786	2,202,613
Verisk Analytics, Inc.	6,717	1,175,408
Vertiv Holdings Co., Class A	16,972	5,358,230
W.W. Grainger, Inc.	7,209	8,897,636
Waste Management, Inc.	47,489	10,042,024
Westinghouse Air Brake Technologies Corp.	20,200	5,275,432
Xylem, Inc.	32,805	3,593,460
		811,420,809
Information Technology-15.43%
Accenture PLC, Class A	156,553	29,286,370
Adobe, Inc.(c)	38,664	10,022,095
Advanced Micro Devices, Inc.(c)	75,392	38,909,811
Akamai Technologies, Inc.(c)	17,599	2,631,754
Amphenol Corp., Class A	76,399	11,365,115
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
Analog Devices, Inc.	16,400	$6,787,140
Apple, Inc.	744,679	232,384,529
Applied Materials, Inc.	35,831	16,126,100
AppLovin Corp., Class A(c)	5,600	3,433,304
Arista Networks, Inc.(c)	28,986	4,622,397
Autodesk, Inc.(c)	12,705	2,938,794
Broadcom, Inc.	89,084	39,800,059
Cadence Design Systems, Inc.(c)	8,020	3,006,939
CDW Corp.	83,905	10,525,882
Ciena Corp.(c)	6,694	3,884,060
Cisco Systems, Inc.	337,015	40,583,346
Cognizant Technology Solutions Corp., Class A	150,475	8,389,734
Coherent Corp.(c)	11,145	4,028,583
Corning, Inc.	52,834	9,571,407
CrowdStrike Holdings, Inc., Class A(c)	4,856	3,549,736
Datadog, Inc., Class A(c)	11,955	2,957,069
Dell Technologies, Inc., Class C	344,053	144,815,348
EPAM Systems, Inc.(c)(d)	17,074	1,749,402
F5, Inc.(c)	4,844	1,857,432
Fair Isaac Corp.(c)(d)	776	970,458
First Solar, Inc.(c)	11,596	3,557,537
Fortinet, Inc.(c)	36,259	5,002,654
Gartner, Inc.(c)(d)	18,014	2,921,871
Gen Digital, Inc.	99,051	2,554,525
GoDaddy, Inc., Class A(c)	25,456	2,184,888
Hewlett Packard Enterprise Co.	745,685	32,094,283
HP, Inc.	1,360,850	36,797,384
Intel Corp.(c)	491,486	56,363,614
International Business Machines Corp.	121,016	36,038,565
Intuit, Inc.	20,324	6,738,016
Jabil, Inc.	54,262	19,781,755
Keysight Technologies, Inc.(c)	8,945	3,026,362
KLA Corp.	3,876	7,448,548
Lam Research Corp.	41,979	13,356,878
Lumentum Holdings, Inc.(c)	1,374	1,174,715
Microchip Technology, Inc.	30,172	2,855,780
Micron Technology, Inc.	45,068	43,761,028
Microsoft Corp.	336,451	151,483,698
Monolithic Power Systems, Inc.	1,186	1,857,525
Motorola Solutions, Inc.	11,278	4,548,192
NetApp, Inc.	30,598	5,332,925
NVIDIA Corp.	517,714	109,310,134
NXP Semiconductors N.V. (Netherlands)	27,334	8,783,781
ON Semiconductor Corp.(c)(d)	45,047	5,433,569
Oracle Corp.	166,775	37,654,460
Palantir Technologies, Inc., Class A(c)	13,153	2,058,971
Palo Alto Networks, Inc.(c)	26,680	7,515,489
PTC, Inc.(c)(d)	8,005	1,110,534
Qnity Electronics, Inc.	18,226	2,843,256
QUALCOMM, Inc.	149,172	37,445,155
Roper Technologies, Inc.	9,962	3,242,930
Salesforce, Inc.	95,498	18,249,668
Sandisk Corp.(c)	6,062	10,274,969
Seagate Technology Holdings PLC	11,688	10,283,102
ServiceNow, Inc.(c)	51,106	6,356,053
Skyworks Solutions, Inc.(d)	32,576	2,536,042
Super Micro Computer, Inc.(c)(d)	394,617	18,187,898
Synopsys, Inc.(c)	8,229	3,913,877
TE Connectivity PLC (Switzerland)	39,264	8,379,330
Teledyne Technologies, Inc.(c)	4,209	2,608,864
Teradyne, Inc.	4,818	1,803,426
	Shares	Value
Information Technology-(continued)
Texas Instruments, Inc.	39,612	$12,108,596
Trimble, Inc.(c)	23,604	1,331,502
Tyler Technologies, Inc.(c)	2,978	932,561
VeriSign, Inc.	3,094	882,966
Western Digital Corp.	17,792	9,451,288
Workday, Inc., Class A(c)	30,789	4,501,044
Zebra Technologies Corp., Class A(c)	11,321	2,758,135
		1,403,035,207
Materials-2.48%
Air Products and Chemicals, Inc.	19,569	5,452,315
Albemarle Corp.(d)	13,727	2,421,717
Amcor PLC	205,318	7,970,445
Avery Dennison Corp.	22,579	3,591,642
Ball Corp.	95,353	5,212,948
CF Industries Holdings, Inc.	26,273	2,951,772
Corteva, Inc.	98,577	7,716,608
CRH PLC	160,888	17,503,005
Dow, Inc.	519,082	17,519,017
DuPont de Nemours, Inc.	107,370	5,198,855
Ecolab, Inc.	25,833	6,613,248
Freeport-McMoRan, Inc.	181,771	11,944,172
International Flavors & Fragrances, Inc.	70,533	5,364,035
International Paper Co.	286,562	9,591,230
Linde PLC	31,482	15,668,277
LyondellBasell Industries N.V., Class A	200,080	13,335,332
Martin Marietta Materials, Inc.	4,884	2,840,730
Mosaic Co. (The)(d)	183,978	4,397,074
Newmont Corp.	84,744	9,305,739
Nucor Corp.	84,422	21,105,500
Packaging Corp. of America	17,961	3,931,842
PPG Industries, Inc.	67,886	7,669,760
Sherwin-Williams Co. (The)	32,490	9,871,762
Smurfit WestRock PLC	330,326	13,592,915
Steel Dynamics, Inc.	43,884	11,416,423
Vulcan Materials Co.	13,269	3,754,065
		225,940,428
Real Estate-0.89%
Alexandria Real Estate Equities, Inc.	26,829	1,332,865
American Tower Corp.	25,903	4,842,825
AvalonBay Communities, Inc.	7,821	1,427,411
BXP, Inc.	29,699	1,782,237
Camden Property Trust	6,971	742,830
CBRE Group, Inc., Class A(c)	136,755	17,099,845
CoStar Group, Inc.(c)(d)	31,864	1,026,021
Crown Castle, Inc.	21,692	1,984,818
Digital Realty Trust, Inc.	15,283	2,903,770
Equinix, Inc.	4,234	4,522,081
Equity Residential	22,980	1,504,041
Essex Property Trust, Inc.(d)	3,376	920,433
Extra Space Storage, Inc.	10,632	1,534,304
Federal Realty Investment Trust	5,324	636,910
Healthpeak Properties, Inc.	73,592	1,409,287
Host Hotels & Resorts, Inc.	141,797	3,258,495
Invitation Homes, Inc.	48,762	1,426,288
Iron Mountain, Inc.	28,612	3,669,489
Kimco Realty Corp.	41,484	998,935
Mid-America Apartment Communities, Inc.	7,697	993,452
Prologis, Inc.	29,097	4,174,546
Public Storage	7,177	2,179,583
Realty Income Corp.	39,699	2,432,755
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Real Estate-(continued)
Regency Centers Corp.	8,962	$693,211
SBA Communications Corp., Class A	6,630	1,346,951
Simon Property Group, Inc.	14,930	3,059,306
UDR, Inc.	21,115	779,143
Ventas, Inc.(d)	30,319	2,559,530
VICI Properties, Inc.	62,731	1,770,269
Welltower, Inc.	23,462	4,817,452
Weyerhaeuser Co.	132,265	3,241,815
		81,070,898
Utilities-2.23%
AES Corp. (The)	382,564	5,612,214
Alliant Energy Corp.(d)	27,466	1,966,840
Ameren Corp.	35,923	3,878,606
American Electric Power Co., Inc.	74,580	9,447,049
American Water Works Co., Inc.	17,028	2,099,042
Atmos Energy Corp.	11,964	2,023,471
CenterPoint Energy, Inc.	97,011	4,099,685
CMS Energy Corp.	50,191	3,642,361
Consolidated Edison, Inc.	67,511	7,131,187
Constellation Energy Corp.	39,736	11,434,034
Dominion Energy, Inc.	119,659	8,009,973
DTE Energy Co.	46,454	6,636,883
Duke Energy Corp.	110,406	13,550,128
Edison International	120,257	8,410,775
Entergy Corp.(d)	55,261	6,026,212
Evergy, Inc.	32,598	2,674,340
Eversource Energy	81,553	5,567,623
Exelon Corp.	221,100	10,091,004
FirstEnergy Corp.	132,591	6,150,896
NextEra Energy, Inc.	128,859	11,212,022
NiSource, Inc.	63,951	2,955,815
NRG Energy, Inc.	91,832	12,312,835
	Shares	Value
Utilities-(continued)
PG&E Corp.	611,742	$9,995,864
Pinnacle West Capital Corp.	23,686	2,362,442
PPL Corp.	106,905	3,783,368
Public Service Enterprise Group, Inc.	66,361	5,219,293
Sempra	65,876	5,871,528
Southern Co. (The)	136,704	12,583,603
Vistra Corp.	47,469	7,605,958
WEC Energy Group, Inc.	38,556	4,281,644
Xcel Energy, Inc.	80,599	6,407,620
		203,044,315
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $7,235,193,073)		9,084,981,332
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.90%
Invesco Private Government Fund, 3.58%(e)(g)(h)	48,179,799	48,179,799
Invesco Private Prime Fund, 3.75%(e)(g)(h)	124,050,980	124,075,790
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $172,255,589)		172,255,589
TOTAL INVESTMENTS IN SECURITIES-101.84% (Cost $7,407,448,662)		9,257,236,921
OTHER ASSETS LESS LIABILITIES-(1.84)%		(167,021,157)
NET ASSETS-100.00%		$9,090,215,764

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Restricted security. The aggregate value of these securities at May 31, 2026 was $220,432,202, which represented 2.42% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at May 31, 2026.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Invesco Ltd.	$2,945,321	$1,255,246	$(1,564,516)	$321,078	$486,189	$3,443,318	$68,146
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	119,368,721	(119,368,721)	-	-	-	106,057
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Revenue ETF (RWL)—(continued)
May 31, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$31,554,203	$448,522,243	$(431,896,647)	$-	$-	$48,179,799	$961,659 *
Invesco Private Prime Fund	81,863,786	946,175,618	(903,959,514)	(3,925)	(175)	124,075,790	2,619,658 *
Total	$116,363,310	$1,515,321,828	$(1,456,789,398)	$317,153	$486,014	$175,698,907	$3,755,520

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400 Revenue ETF (RWK)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-0.71%
New York Times Co. (The), Class A	16,959	$1,275,487
Nexstar Media Group, Inc., Class A	9,552	1,704,363
Pinterest, Inc., Class A(b)	103,021	2,065,571
Warner Music Group Corp., Class A	119,858	3,780,321
		8,825,742
Consumer Discretionary-20.24%
Abercrombie & Fitch Co., Class A(b)	28,518	2,202,160
Aramark	222,738	11,889,754
Autoliv, Inc. (Sweden)	47,384	6,023,454
AutoNation, Inc.(b)	68,464	12,852,062
Bath & Body Works, Inc.	171,491	3,433,250
BorgWarner, Inc.	127,536	9,159,636
Boyd Gaming Corp.	23,401	1,934,795
Brunswick Corp.(c)	35,601	2,981,940
Burlington Stores, Inc.(b)	17,964	5,817,282
Capri Holdings Ltd.(b)(c)	98,358	1,820,607
Cava Group, Inc.(b)(c)	6,884	534,611
Chewy, Inc., Class A(b)	230,970	5,206,064
Choice Hotels International, Inc.(c)	7,641	831,952
Churchill Downs, Inc.	15,983	1,393,877
Columbia Sportswear Co.	28,966	1,916,970
Crocs, Inc.(b)(c)	23,729	2,815,920
Dick’s Sporting Goods, Inc.	35,868	8,162,481
Duolingo, Inc.(b)(c)	4,935	549,562
Dutch Bros, Inc., Class A(b)(c)	14,915	865,070
Five Below, Inc.(b)	9,579	2,177,881
Floor & Decor Holdings, Inc., Class A(b)(c)	38,146	1,960,704
GameStop Corp., Class A(b)(c)	73,686	1,560,669
Gap, Inc. (The)(c)	307,669	6,507,199
Gentex Corp.(c)	55,036	1,329,670
Goodyear Tire & Rubber Co. (The)(b)(c)	1,183,523	7,219,490
Graham Holdings Co., Class B	2,214	2,429,400
Grand Canyon Education, Inc.(b)	3,217	482,067
H&R Block, Inc.	58,840	2,264,752
Harley-Davidson, Inc.	115,917	2,802,873
Hilton Grand Vacations, Inc.(b)(c)	55,047	2,863,545
Hyatt Hotels Corp., Class A	22,245	4,034,353
KB Home	53,836	2,630,427
Lear Corp.	93,035	13,315,169
Lithia Motors, Inc., Class A(c)	67,286	19,572,825
Macy’s, Inc.	612,817	13,334,898
Mattel, Inc.(b)(c)	156,717	2,341,352
Murphy USA, Inc.(c)	20,557	10,402,459
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	11,527	940,949
Penske Automotive Group, Inc.	96,351	16,126,267
Planet Fitness, Inc., Class A(b)	7,981	427,063
Polaris, Inc.	62,991	4,445,275
PVH Corp.	68,137	6,355,819
RH(b)(c)	11,515	1,709,862
Service Corp. International	25,654	1,928,924
Somnigroup International, Inc.	44,644	3,161,242
Taylor Morrison Home Corp., Class A(b)	64,209	3,756,227
Texas Roadhouse, Inc.	16,106	2,909,066
Thor Industries, Inc.(c)	55,373	4,378,897
Toll Brothers, Inc.	37,058	5,134,015
TopBuild Corp.(b)(c)	6,719	2,805,048
Travel + Leisure Co.	26,611	1,809,548
V.F. Corp.	276,329	4,747,332
Vail Resorts, Inc.(c)	10,092	1,348,291
Valvoline, Inc.(b)(c)	23,773	802,339
Visteon Corp.	19,644	2,323,689
	Shares	Value
Consumer Discretionary-(continued)
Whirlpool Corp.(c)	125,742	$5,459,718
Wingstop, Inc.(c)	1,559	244,701
Wyndham Hotels & Resorts, Inc.	8,988	721,377
YETI Holdings, Inc.(b)(c)	23,278	1,116,646
		250,273,475
Consumer Staples-10.17%
Albertson’s Cos., Inc., Class A(c)	2,169,192	33,861,087
BellRing Brands, Inc.(b)	61,877	517,292
BJ’s Wholesale Club Holdings, Inc.(b)(c)	108,186	9,226,102
Boston Beer Co., Inc. (The), Class A(b)(c)	3,982	705,929
Celsius Holdings, Inc.(b)(c)	25,845	859,863
Coca-Cola Consolidated, Inc.	16,298	2,823,791
Coty, Inc., Class A(b)(c)	1,171,391	2,495,063
Darling Ingredients, Inc.(b)	52,077	3,077,751
e.l.f. Beauty, Inc.(b)(c)	8,928	499,968
Ingredion, Inc.(c)	30,625	3,106,600
Maplebear, Inc.(b)(c)	47,991	1,910,042
Marzetti Co. (The)	5,969	668,170
Performance Food Group Co.(b)	353,292	34,689,742
Pilgrim’s Pride Corp.	233,229	6,602,713
Post Holdings, Inc.(b)(c)	38,719	3,555,953
Sprouts Farmers Market, Inc.(b)(c)	55,176	4,558,641
US Foods Holding Corp.(b)	203,605	16,665,069
		125,823,776
Energy-4.87%
Antero Midstream Corp.	25,579	536,136
Antero Resources Corp.(b)	62,869	2,247,567
Chord Energy Corp.	18,439	2,431,551
CNX Resources Corp.(b)(c)	24,688	831,739
DT Midstream, Inc.	4,206	588,756
HF Sinclair Corp.	224,656	15,701,208
Matador Resources Co.	30,767	1,649,111
Murphy Oil Corp.	37,173	1,345,291
NOV, Inc.	215,978	4,310,921
Ovintiv, Inc.	75,062	4,206,474
PBF Energy, Inc., Class A	329,393	13,406,295
Permian Resources Corp.	123,545	2,375,770
Range Resources Corp.	33,521	1,305,643
TechnipFMC PLC (United Kingdom)	72,750	4,977,555
Valaris Ltd.(b)	11,920	1,104,149
Viper Energy, Inc., Class A	14,446	657,293
Weatherford International PLC	25,037	2,594,835
		60,270,294
Financials-13.19%
Affiliated Managers Group, Inc.	3,871	1,172,332
Ally Financial, Inc.	193,729	8,293,538
American Financial Group, Inc.	30,113	3,908,667
Annaly Capital Management, Inc.	140,555	3,071,127
Associated Banc-Corp	46,583	1,295,473
Bank OZK(c)	29,992	1,451,313
Brighthouse Financial, Inc.(b)(c)	52,954	3,312,273
Carlyle Group, Inc. (The)(c)	48,008	2,181,003
CNO Financial Group, Inc.	53,190	2,445,144
Columbia Banking System, Inc.	56,817	1,684,056
Commerce Bancshares, Inc.	20,677	1,079,753
Corebridge Financial, Inc.	356,685	9,630,495
Cullen/Frost Bankers, Inc.	10,256	1,389,893
East West Bancorp, Inc.	20,553	2,518,565
Equitable Holdings, Inc.	148,977	6,160,199
Essent Group Ltd.	10,083	583,705
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
Euronet Worldwide, Inc.(b)(c)	27,092	$1,963,628
Evercore, Inc., Class A	6,355	2,166,165
F.N.B. Corp.	78,220	1,367,286
Federated Hermes, Inc., Class B	14,973	839,386
Fidelity National Financial, Inc.(c)	144,855	6,858,884
First American Financial Corp.	55,295	3,662,188
First Financial Bankshares, Inc.	13,084	427,585
First Horizon Corp.	103,964	2,519,048
FirstCash Holdings, Inc.	9,001	1,979,410
Flagstar Bank N.A	183,530	2,580,432
Glacier Bancorp, Inc.(c)	15,041	715,199
Hamilton Lane, Inc., Class A	3,651	318,112
Hancock Whitney Corp.	15,058	1,025,751
Hanover Insurance Group, Inc. (The)	17,936	3,339,683
Home BancShares, Inc.	26,309	704,029
Houlihan Lokey, Inc.	8,504	1,204,677
International Bancshares Corp.(c)	7,380	532,541
Janus Henderson Group PLC	30,239	1,563,659
Jefferies Financial Group, Inc.	108,901	5,741,261
Kinsale Capital Group, Inc.	2,442	744,248
MGIC Investment Corp.	22,026	555,496
Morningstar, Inc.	6,399	1,164,746
Old National Bancorp	80,800	1,940,008
Old Republic International Corp.	107,716	4,010,267
Pinnacle Financial Partners, Inc.	17,690	1,729,021
Primerica, Inc.	6,313	1,704,321
Prosperity Bancshares, Inc.(c)	12,391	854,483
Reinsurance Group of America, Inc.	54,231	10,886,331
RenaissanceRe Holdings Ltd. (Bermuda)	20,716	5,807,730
RLI Corp.	14,446	722,878
Ryan Specialty Holdings, Inc., Class A(c)	39,568	1,260,241
SEI Investments Co.	13,568	1,192,356
Selective Insurance Group, Inc.	32,800	2,838,512
Shift4 Payments, Inc., Class A(b)(c)	41,876	1,865,994
SLM Corp.	71,800	1,588,216
SouthState Bank Corp.	18,177	1,722,271
Starwood Property Trust, Inc.(c)	49,744	849,627
Stifel Financial Corp.	41,193	2,889,689
Texas Capital Bancshares, Inc.	10,352	1,029,920
UMB Financial Corp.	17,467	2,292,718
United Bankshares, Inc.	21,709	942,388
Unum Group	84,882	7,064,729
Valley National Bancorp	138,405	1,905,837
Voya Financial, Inc.	58,327	4,737,319
Webster Financial Corp.	30,385	2,209,597
Western Alliance Bancorporation	36,521	2,908,898
WEX, Inc.(b)(c)	7,790	1,129,238
Wintrust Financial Corp.	14,900	2,238,427
Zions Bancorporation N.A.	42,533	2,656,186
		163,128,152
Health Care-4.00%
Arrowhead Pharmaceuticals, Inc.(b)(c)	8,820	687,166
Avantor, Inc.(b)(c)	372,931	3,401,131
BioMarin Pharmaceutical, Inc.(b)	25,246	1,446,343
Bio-Rad Laboratories, Inc., Class A(b)(c)	4,495	1,404,598
Bruker Corp.(c)	44,150	2,599,993
Chemed Corp.	2,948	1,257,057
Cytokinetics, Inc.(b)(c)	680	52,197
DENTSPLY SIRONA, Inc.(c)	135,794	1,421,763
Doximity, Inc., Class A(b)	12,159	260,203
Elanco Animal Health, Inc.(b)(c)	95,038	2,266,656
Encompass Health Corp.	27,817	2,944,429
	Shares	Value
Health Care-(continued)
Ensign Group, Inc. (The)	11,369	$1,906,013
Envista Holdings Corp.(b)	48,006	1,130,541
Exelixis, Inc.(b)	26,105	1,317,780
Globus Medical, Inc., Class A(b)	15,836	1,296,652
Haemonetics Corp.(b)	10,217	692,815
Halozyme Therapeutics, Inc.(b)	9,866	656,484
HealthEquity, Inc.(b)	7,718	679,107
Hims & Hers Health, Inc.(b)(c)	42,612	1,114,304
Illumina, Inc.(b)	16,865	2,748,320
Jazz Pharmaceuticals PLC(b)	10,860	2,568,281
Lantheus Holdings, Inc.(b)(c)	8,762	870,067
LivaNova PLC(b)(c)	10,472	772,834
Masimo Corp.(b)	4,090	729,860
Medpace Holdings, Inc.(b)	2,489	1,112,857
Neurocrine Biosciences, Inc.(b)	10,451	1,654,393
Option Care Health, Inc.(b)(c)	89,737	1,872,811
Penumbra, Inc.(b)(c)	1,975	628,642
Repligen Corp.(b)	2,906	360,199
Roivant Sciences Ltd.(b)	234	7,018
Sotera Health Co.(b)(c)	39,267	614,136
Tenet Healthcare Corp.(b)	42,872	7,516,319
United Therapeutics Corp.(b)	2,765	1,539,607
		49,530,576
Industrials-22.55%
AAON, Inc.	7,399	1,037,340
Acuity, Inc.(c)	8,057	2,458,271
Advanced Drainage Systems, Inc.	9,537	1,327,169
AECOM	82,160	5,699,439
AeroVironment, Inc.(b)(c)	3,101	642,651
AGCO Corp.	39,108	4,391,046
Alaska Air Group, Inc.(b)(c)	162,472	7,476,961
American Airlines Group, Inc.(b)(c)	2,333,498	34,162,411
API Group Corp.(b)	89,560	3,671,960
Applied Industrial Technologies, Inc.	8,300	2,521,623
ATI, Inc.(b)	13,770	2,411,953
Avis Budget Group, Inc.(b)	54,324	9,552,332
Booz Allen Hamilton Holding Corp.	70,895	5,613,466
Brink’s Co. (The)(c)	22,642	2,355,221
BWX Technologies, Inc.	7,668	1,502,008
CACI International, Inc., Class A(b)(c)	7,017	3,603,300
Carlisle Cos., Inc.(c)	6,723	2,318,158
Carpenter Technology Corp.	3,403	1,595,939
Chart Industries, Inc.(b)	9,735	2,023,128
Clean Harbors, Inc.(b)	9,822	2,760,277
CNH Industrial N.V.(c)	777,789	7,941,226
Concentrix Corp.(c)	139,602	3,949,341
Core & Main, Inc., Class A(b)(c)	74,365	3,677,349
Crane Co.	5,765	1,054,995
Curtiss-Wright Corp.	2,391	1,787,536
Donaldson Co., Inc.	20,067	1,642,885
Dycom Industries, Inc.(b)	7,125	3,633,750
EnerSys	10,872	2,478,490
ESAB Corp.	12,346	1,141,141
ExlService Holdings, Inc.(b)	32,091	931,602
Exponent, Inc.	3,900	227,448
Flowserve Corp.(c)	28,391	2,143,804
Fluor Corp.(b)	163,947	7,502,215
Fortune Brands Innovations, Inc.(c)	46,740	1,820,056
FTI Consulting, Inc.(b)(c)	11,011	1,686,665
GATX Corp.(c)	4,678	790,956
Genpact Ltd.	62,001	2,042,933
Graco, Inc.(c)	11,940	900,873
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
GXO Logistics, Inc.(b)(c)	113,821	$5,703,570
Hexcel Corp.(c)	10,409	934,624
ITT, Inc.	9,847	1,920,165
KBR, Inc.	97,965	3,423,877
Kirby Corp.(b)	12,598	1,771,153
Knight-Swift Transportation Holdings, Inc.	63,288	4,786,471
Kratos Defense & Security Solutions, Inc.(b)	7,107	455,772
Landstar System, Inc.	15,055	3,114,880
Lincoln Electric Holdings, Inc.	7,504	1,939,709
MasTec, Inc.(b)	22,205	8,401,706
Maximus, Inc.(c)	34,450	2,133,489
Middleby Corp. (The)(b)	11,740	1,819,817
Moog, Inc., Class A	6,096	2,194,377
MSA Safety, Inc.(c)	4,794	794,845
MSC Industrial Direct Co., Inc., Class A	19,472	2,131,600
Mueller Industries, Inc.	17,343	2,230,310
Nextpower, Inc., Class A(b)	14,607	2,284,535
nVent Electric PLC	16,534	2,761,013
Oshkosh Corp.	32,290	4,197,700
Owens Corning(c)	44,399	5,586,282
Parsons Corp.(b)(c)	51,141	3,022,433
Paylocity Holding Corp.(b)	6,935	797,040
RB Global, Inc. (Canada)	21,224	2,257,172
RBC Bearings, Inc.(b)	1,505	860,800
Regal Rexnord Corp.	13,833	2,790,946
Ryder System, Inc.	30,686	7,697,583
Saia, Inc.(b)	4,479	2,115,745
Science Applications International Corp.	37,817	3,940,531
Sensata Technologies Holding PLC(c)	49,396	2,439,668
Simpson Manufacturing Co., Inc.(c)	6,064	1,150,583
SPX Technologies, Inc.(b)	5,065	1,097,383
StandardAero, Inc.(b)(c)	100,839	2,888,029
Sterling Infrastructure, Inc.(b)	2,793	2,404,326
Terex Corp.	40,906	2,379,911
Tetra Tech, Inc.	73,256	2,013,807
Timken Co. (The)	20,934	2,679,133
Toro Co. (The)	22,157	1,991,471
TransUnion	30,216	2,162,257
Trex Co., Inc.(b)(c)	14,458	598,561
UFP Industries, Inc.	32,927	2,667,087
UL Solutions, Inc., Class A	17,437	1,734,982
Valmont Industries, Inc.	4,503	2,340,704
Vicor Corp.(b)	1,060	354,930
Watsco, Inc.(c)	9,116	3,346,484
Watts Water Technologies, Inc., Class A	3,736	1,154,349
WESCO International, Inc.	41,796	15,095,461
Woodward, Inc.	4,620	1,617,139
XPO, Inc.(b)(c)	19,864	4,255,862
		278,918,190
Information Technology-13.79%
Advanced Energy Industries, Inc.	2,683	810,749
Allegro MicroSystems, Inc.(b)(c)	11,934	571,281
Amkor Technology, Inc.	72,104	5,015,554
AppFolio, Inc., Class A(b)(c)	2,496	402,280
Arrow Electronics, Inc.(b)(c)	102,379	21,973,605
Avnet, Inc.	178,730	15,536,999
Belden, Inc.	10,344	1,086,948
Bentley Systems, Inc., Class B	18,248	595,615
BILL Holdings, Inc.(b)(c)	17,688	654,810
Blackbaud, Inc.(b)(c)	11,765	361,068
Cirrus Logic, Inc.(b)(c)	6,848	1,163,818
	Shares	Value
Information Technology-(continued)
Cognex Corp.	9,123	$600,750
Commvault Systems, Inc.(b)(c)	6,664	791,350
Crane NXT Co.	17,605	683,778
DocuSign, Inc.(b)	31,153	1,636,156
Dolby Laboratories, Inc., Class A(c)	9,847	549,561
Dropbox, Inc., Class A(b)(c)	45,771	1,230,325
Dynatrace, Inc.(b)	24,156	1,028,804
Entegris, Inc.	13,017	1,806,629
Fabrinet (Thailand)(b)	3,504	2,292,177
Flex Ltd.(b)	199,597	30,095,236
Guidewire Software, Inc.(b)(c)	3,986	608,543
InterDigital, Inc.	1,062	267,720
IPG Photonics Corp.(b)(c)	3,905	447,201
Kyndryl Holdings, Inc.(b)	563,141	7,022,368
Lattice Semiconductor Corp.(b)	2,718	399,763
Littelfuse, Inc.	3,390	1,582,689
MACOM Technology Solutions Holdings, Inc.(b)	2,151	784,341
Manhattan Associates, Inc.(b)	3,542	531,477
MKS, Inc.	8,268	2,680,982
Novanta, Inc.(b)(c)	3,645	580,758
Nutanix, Inc., Class A(b)	32,992	1,717,893
Okta, Inc.(b)(c)	17,090	2,106,684
Onto Innovation, Inc.(b)	2,452	633,204
Pegasystems, Inc.(c)	18,817	672,331
Pure Storage, Inc., Class A(b)	27,887	2,217,295
Qualys, Inc.(b)	3,253	355,520
Rambus, Inc.(b)	3,591	522,347
Silicon Laboratories, Inc.(b)	1,864	405,606
SiTime Corp.(b)	442	313,908
Synaptics, Inc.(b)(c)	7,011	962,470
TD SYNNEX Corp.	186,498	48,728,197
TTM Technologies, Inc.(b)	14,374	2,497,051
Twilio, Inc., Class A(b)	18,854	3,594,327
UiPath, Inc., Class A(b)(c)	58,925	690,601
Universal Display Corp.(c)	3,107	286,217
Vontier Corp.	38,272	1,086,159
		170,583,145
Materials-6.55%
Alcoa Corp.	93,708	7,275,489
AptarGroup, Inc.	13,545	1,569,188
Ashland, Inc.	16,133	934,101
Avient Corp.	43,528	1,541,762
Axalta Coating Systems Ltd.(b)	85,211	2,621,942
Cabot Corp.	25,171	2,202,714
Cleveland-Cliffs, Inc.(b)(c)	945,688	12,861,357
Commercial Metals Co.	56,718	4,313,404
Crown Holdings, Inc.	55,624	5,288,730
Eagle Materials, Inc.(c)	5,645	1,248,561
Graphic Packaging Holding Co.(c)	396,597	4,465,682
Greif, Inc., Class A	29,452	1,865,195
Hecla Mining Co.	31,603	561,585
Knife River Corp.(b)(c)	18,464	1,449,609
Louisiana-Pacific Corp.(c)	16,520	1,261,798
MP Materials Corp.(b)(c)	2,058	133,153
NewMarket Corp.	2,144	1,658,555
Olin Corp.	134,318	3,474,807
Reliance, Inc.	21,864	8,325,155
Royal Gold, Inc.	1,774	398,228
RPM International, Inc.(c)	35,161	3,726,011
Scotts Miracle-Gro Co. (The)	25,074	1,479,366
Silgan Holdings, Inc.	72,699	2,730,574
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Materials-(continued)
Solstice Advanced Materials, Inc.	24,608	$2,072,732
Sonoco Products Co.	66,553	3,239,800
Westlake Corp.	49,282	4,279,156
		80,978,654
Real Estate-2.30%
Agree Realty Corp.	4,228	313,506
American Healthcare REIT, Inc.(c)	20,110	983,178
American Homes 4 Rent, Class A	30,365	974,109
Brixmor Property Group, Inc.	21,645	661,471
CareTrust REIT, Inc.(c)	5,580	227,776
COPT Defense Properties	11,232	360,098
Cousins Properties, Inc.	20,498	549,551
CubeSmart	13,621	544,840
EastGroup Properties, Inc.	1,812	365,861
EPR Properties	5,953	339,619
Equity LifeStyle Properties, Inc.	10,753	664,213
First Industrial Realty Trust, Inc.	5,573	344,802
Gaming and Leisure Properties, Inc.	15,656	735,362
Healthcare Realty Trust, Inc.	30,305	603,676
Independence Realty Trust, Inc.	19,260	312,590
Jones Lang LaSalle, Inc.(b)	42,558	12,014,549
Kilroy Realty Corp.(c)	18,345	628,683
Kite Realty Group Trust(c)	15,461	423,941
Lamar Advertising Co., Class A	7,904	1,205,044
National Storage Affiliates Trust	11,123	474,396
NNN REIT, Inc.(c)	9,644	429,254
Omega Healthcare Investors, Inc.	11,748	549,336
Park Hotels & Resorts, Inc.(c)	110,210	1,336,847
Rayonier, Inc.(c)	10,946	228,662
Rexford Industrial Realty, Inc.(c)	13,285	471,219
Sabra Health Care REIT, Inc.	17,600	350,064
STAG Industrial, Inc.(c)	10,364	392,485
Vornado Realty Trust(c)	32,250	1,088,437
W.P. Carey, Inc.	11,281	839,532
		28,413,101
Utilities-1.61%
Black Hills Corp.(c)	15,474	1,126,817
	Shares	Value
Utilities-(continued)
Essential Utilities, Inc.	29,232	$1,078,368
IDACORP, Inc.(c)	6,054	849,195
National Fuel Gas Co.	11,898	919,120
New Jersey Resources Corp.	18,712	1,033,838
NorthWestern Energy Group, Inc.	11,297	797,681
OGE Energy Corp.	32,777	1,548,058
ONE Gas, Inc.	13,236	1,028,967
Ormat Technologies, Inc.	4,289	588,579
Portland General Electric Co.	30,406	1,523,949
Southwest Gas Holdings, Inc.	17,381	1,498,416
Spire, Inc.	13,414	1,103,436
Talen Energy Corp.(b)	6,538	2,528,898
TXNM Energy, Inc.	17,384	1,029,307
UGI Corp.	93,210	3,254,893
		19,909,522
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $1,018,403,099)		1,236,654,627
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.54%
Invesco Private Government Fund, 3.58%(d)(e)(f)	60,075,757	60,075,757
Invesco Private Prime Fund, 3.75%(d)(e)(f)	156,839,632	156,871,000
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $216,938,320)		216,946,757
TOTAL INVESTMENTS IN SECURITIES-117.52% (Cost $1,235,341,419)		1,453,601,384
OTHER ASSETS LESS LIABILITIES-(17.52)%		(216,740,747)
NET ASSETS-100.00%		$1,236,860,637

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$21,050,994	$(21,050,994)	$-	$-	$-	$16,034
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400 Revenue ETF (RWK)—(continued)
May 31, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$51,296,858	$372,432,794	$(363,653,895)	$-	$-	$60,075,757	$1,411,641 *
Invesco Private Prime Fund	137,561,637	743,653,425	(724,336,988)	(3,846)	(3,228)	156,871,000	3,830,788 *
Total	$188,858,495	$1,137,137,213	$(1,109,041,877)	$(3,846)	$(3,228)	$216,946,757	$5,258,463

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600 Revenue ETF (RWJ)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Communication Services-3.85%
Cable One, Inc.(b)(c)	14,602	$767,335
CarGurus, Inc.(b)(c)	33,247	992,755
Cinemark Holdings, Inc.	133,273	3,731,644
Cogent Communications Holdings, Inc.(c)	50,799	902,190
DoubleVerify Holdings, Inc.(b)	78,555	761,984
Gogo, Inc.(b)(c)	220,984	1,009,897
IAC, Inc.(b)(c)	70,120	3,147,687
Iridium Communications, Inc.	39,115	2,025,375
John Wiley & Sons, Inc., Class A(c)	50,886	2,141,283
Lumen Technologies, Inc.(b)	2,082,047	22,881,697
Madison Square Garden Sports Corp., Class A(b)	3,765	1,409,202
Match Group, Inc.	126,816	4,581,862
QuinStreet, Inc.(b)(c)	103,999	1,302,068
Scholastic Corp.	52,927	2,143,544
Shenandoah Telecommunications Co.(c)	27,356	436,328
Shutterstock, Inc.	67,436	1,004,122
Sphere Entertainment Co.(b)(c)	11,955	1,655,528
Telephone and Data Systems, Inc.	75,539	2,954,330
TripAdvisor, Inc.(b)(c)	214,071	2,393,314
Uniti Group, Inc.(b)(c)	297,804	3,341,361
Versant Media Group, Inc.	194,320	8,382,965
Yelp, Inc.(b)(c)	66,003	1,504,868
Ziff Davis, Inc.(b)(c)	39,662	1,787,566
ZoomInfo Technologies, Inc., Class A(b)	220,756	735,117
		71,994,022
Consumer Discretionary-23.76%
Academy Sports & Outdoors, Inc.(c)	115,727	6,110,386
Acushnet Holdings Corp.	29,891	2,653,723
Adient PLC(b)	772,901	17,668,517
ADT, Inc.	869,976	5,837,539
Advance Auto Parts, Inc.(c)	180,073	10,847,597
American Eagle Outfitters, Inc.(c)	336,650	5,319,070
Asbury Automotive Group, Inc.(b)	100,709	18,904,086
BJ’s Restaurants, Inc.(b)(c)	44,081	2,074,011
Boot Barn Holdings, Inc.(b)	14,267	2,423,535
Brinker International, Inc.(b)(c)	43,852	6,243,648
Buckle, Inc. (The)	28,168	1,292,066
Caesars Entertainment, Inc.(b)(c)	441,107	12,814,158
Callaway Golf Co.(b)	280,549	4,320,455
CarMax, Inc.(b)(c)	731,023	32,618,246
Carter’s, Inc.(c)	93,707	3,616,153
Cavco Industries, Inc.(b)	4,809	2,580,125
Century Communities, Inc.(c)	77,141	4,074,588
Champion Homes, Inc.(b)	37,360	2,750,817
Cheesecake Factory, Inc. (The)	68,875	4,548,505
Covista, Inc.(b)	20,789	2,448,944
Cracker Barrel Old Country Store, Inc.(c)	134,254	4,540,470
Dana, Inc.	280,759	9,941,676
Dauch Corp.(b)	1,166,104	7,742,931
Dorman Products, Inc.(b)(c)	22,429	2,779,402
Dream Finders Homes, Inc., Class A(b)(c)	313,593	4,848,148
Ethan Allen Interiors, Inc.(c)	30,396	626,765
Etsy, Inc.(b)	60,898	4,136,192
Fox Factory Holding Corp.(b)	101,612	1,833,080
Frontdoor, Inc.(b)(c)	36,479	2,264,252
Gentherm, Inc.(b)(c)	57,229	1,985,274
G-III Apparel Group Ltd.	113,842	3,680,512
Green Brick Partners, Inc.(b)(c)	35,584	2,393,380
Group 1 Automotive, Inc.	80,551	25,481,503
Installed Building Products, Inc.	11,755	2,468,315
	Shares	Value
Consumer Discretionary-(continued)
Kohl’s Corp.	1,275,158	$18,311,269
Kontoor Brands, Inc.	52,886	3,795,628
Laureate Education, Inc., Class A(b)	56,927	1,821,095
La-Z-Boy, Inc.	71,362	2,681,784
LCI Industries	36,469	3,975,850
Leggett & Platt, Inc.(c)	431,323	4,429,687
LGI Homes, Inc.(b)(c)	45,956	2,197,156
Life Time Group Holdings, Inc.(b)(c)	125,121	4,139,003
LKQ Corp.(c)	501,966	13,613,318
M/I Homes, Inc.(b)	37,772	4,971,551
MarineMax, Inc.(b)(c)	95,982	3,305,620
Marriott Vacations Worldwide Corp.	81,235	6,895,227
Matthews International Corp., Class A(c)	59,389	1,576,184
Meritage Homes Corp.	99,930	6,519,433
Mohawk Industries, Inc.(b)(c)	113,187	12,158,548
Monarch Casino & Resort, Inc.	6,131	737,314
Monro, Inc.(c)	76,149	1,252,651
National Vision Holdings, Inc.(b)	82,984	1,389,982
Newell Brands, Inc.	1,868,705	6,353,597
OneSpaWorld Holdings Ltd. (Bahamas)	51,239	1,216,926
Oxford Industries, Inc.(c)	44,459	1,983,761
Papa John’s International, Inc.(c)	58,909	2,015,277
Patrick Industries, Inc.	38,211	3,458,860
PENN Entertainment, Inc.(b)	520,939	9,809,281
Perdoceo Education Corp.	27,377	886,467
Phinia, Inc.	59,750	4,616,285
Pursuit Attractions and Hospitality, Inc.(b)(c)	13,388	599,381
Red Rock Resorts, Inc., Class A(c)	37,936	2,214,704
Sabre Corp.(b)(c)	1,907,529	3,357,251
Sally Beauty Holdings, Inc.(b)(c)	276,281	3,669,012
Shake Shack, Inc., Class A(b)	17,371	1,117,129
Signet Jewelers Ltd.(c)	88,802	7,760,407
Six Flags Entertainment Corp.(b)(c)	223,448	4,694,642
Sonic Automotive, Inc., Class A(c)	275,395	22,753,135
Sonos, Inc.(b)	113,097	1,784,671
Standard Motor Products, Inc.	54,998	2,155,372
Steven Madden Ltd.	82,845	3,598,787
Strategic Education, Inc.	17,891	1,373,134
Stride, Inc.(b)(c)	32,888	3,038,193
Under Armour, Inc., Class A(b)(c)	425,963	2,500,403
Under Armour, Inc., Class C(b)(c)	440,841	2,526,019
United Parks & Resorts, Inc.(b)(c)	56,755	2,277,578
Upbound Group, Inc.(c)	285,507	5,484,589
Urban Outfitters, Inc.(b)(c)	105,668	7,676,780
Victoria’s Secret & Co.(b)(c)	161,464	8,880,520
Wendy’s Co. (The)(c)	342,643	2,638,351
Winmark Corp.(c)	210	79,500
Winnebago Industries, Inc.	93,149	2,765,594
Wolverine World Wide, Inc.	128,515	2,255,438
XPEL, Inc.(b)(c)(d)	13,588	621,243
		443,801,656
Consumer Staples-6.34%
Andersons, Inc. (The)	181,301	12,798,038
Cal-Maine Foods, Inc.(c)	53,173	3,973,087
Central Garden & Pet Co.(b)(c)	46,720	1,797,786
Central Garden & Pet Co., Class A(b)	53,511	1,826,330
Chefs’ Warehouse, Inc. (The)(b)	71,489	5,471,768
Edgewell Personal Care Co.	121,106	2,121,777
Energizer Holdings, Inc.(c)	191,312	3,485,705
Fresh Del Monte Produce, Inc.	117,179	3,766,133
Freshpet, Inc.(b)(c)	15,277	788,293
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Grocery Outlet Holding Corp.(b)(c)	841,569	$7,161,752
Interparfums, Inc.	17,639	1,664,592
J&J Snack Foods Corp.	20,995	1,598,139
John B. Sanfilippo & Son, Inc.(c)	16,698	1,250,847
Lamb Weston Holdings, Inc.(c)	165,840	7,160,971
National Beverage Corp.(b)(c)	38,725	1,432,438
PriceSmart, Inc.(c)	41,126	6,991,009
Reynolds Consumer Products, Inc.	192,506	4,171,605
Simply Good Foods Co. (The)(b)	108,796	1,253,330
Tootsie Roll Industries, Inc.(c)	19,849	748,506
United Natural Foods, Inc.(b)	869,703	44,659,249
Universal Corp.(c)	61,976	3,214,695
Vital Farms, Inc.(b)(c)	47,875	479,229
WD-40 Co.(c)	3,034	606,709
		118,421,988
Energy-7.28%
Archrock, Inc.	46,104	1,544,023
Atlas Energy Solutions, Inc.(c)	92,340	1,541,155
Bristow Group, Inc.	37,073	1,543,720
Cactus, Inc., Class A	24,725	1,435,039
California Resources Corp.	60,272	3,573,527
Comstock Resources, Inc.(b)(c)	106,602	1,421,005
Core Laboratories, Inc.(c)	35,659	487,459
Core Natural Resources, Inc.	48,381	4,278,816
Crescent Energy Co., Class A	333,358	3,853,618
CVR Energy, Inc.(c)	280,889	9,331,133
Dorian LPG Ltd.	14,234	572,491
Helix Energy Solutions Group, Inc.(b)(c)	158,282	1,479,937
Helmerich & Payne, Inc.	130,876	4,992,919
Innovex International, Inc.(b)	41,712	1,114,128
International Seaways, Inc.	13,327	1,028,711
Kinetik Holdings, Inc., Class A	41,924	1,926,408
Kodiak Gas Services, Inc.	25,666	1,715,772
Liberty Energy, Inc., Class A	148,952	4,358,335
Magnolia Oil & Gas Corp., Class A(c)	50,218	1,373,964
Noble Corp. PLC	80,657	3,748,937
Northern Oil and Gas, Inc.(c)	81,487	1,773,972
Oceaneering International, Inc.(b)(c)	87,668	3,351,548
Par Pacific Holdings, Inc.(b)	163,134	9,161,605
Patterson-UTI Energy, Inc.	546,957	6,131,388
Peabody Energy Corp.	124,480	3,367,184
REX American Resources Corp.(b)	18,269	854,258
RPC, Inc.(c)	283,020	1,873,592
SM Energy Co.	136,944	4,205,550
Talos Energy, Inc.(b)(c)	147,579	2,164,984
Tidewater, Inc.(b)(c)	19,677	1,446,063
World Kinect Corp.(c)	1,748,112	50,363,107
		136,014,348
Financials-11.97%
Acadian Asset Management, Inc.	13,172	952,467
Adamas Trust, Inc.	93,725	862,270
Ameris Bancorp	24,587	2,072,930
AMERISAFE, Inc.	10,701	327,986
Apollo Commercial Real Estate Finance, Inc.(c)	74,942	821,364
Arbor Realty Trust, Inc.(c)	168,675	969,881
ARMOUR Residential REIT, Inc.(c)	81,417	1,396,302
Artisan Partners Asset Management, Inc., Class A	39,408	1,475,436
Assured Guaranty Ltd.	12,229	907,514
Atlantic Union Bankshares Corp., Class B	65,079	2,448,272
	Shares	Value
Financials-(continued)
Axos Financial, Inc.(b)	26,099	$2,268,264
Banc of California, Inc.	120,701	2,319,873
BancFirst Corp.(c)	9,764	1,076,872
Bancorp, Inc. (The)(b)	18,572	1,024,432
Bank of Hawaii Corp.	16,093	1,232,724
BankUnited, Inc.(c)	48,113	2,231,962
Banner Corp.	16,573	1,077,245
Beacon Financial Corp.	35,328	1,027,692
BGC Group, Inc., Class A	358,311	3,744,350
Blackstone Mortgage Trust, Inc., Class A(c)	89,318	1,632,733
Bread Financial Holdings, Inc.	70,532	6,282,285
Capitol Federal Financial, Inc.	68,303	530,714
Cathay General Bancorp	32,138	1,853,077
Central Pacific Financial Corp.	13,170	452,521
City Holding Co.	3,750	466,162
Cohen & Steers, Inc.	10,055	701,839
Community Financial System, Inc.(c)	19,498	1,240,853
Customers Bancorp, Inc.(b)	24,597	1,848,219
CVB Financial Corp.(c)	38,344	780,684
Dime Community Bancshares, Inc., Class B(c)	25,441	952,002
Donnelley Financial Solutions, Inc.(b)(c)	17,329	687,788
Eagle Bancorp, Inc.(c)	28,824	786,607
Ellington Financial, Inc.	50,242	681,784
Employers Holdings, Inc.	24,123	1,049,350
Enact Holdings, Inc.	34,006	1,421,111
Encore Capital Group, Inc.(b)(c)	29,245	2,337,553
Enova International, Inc.(b)	25,153	4,062,461
EVERTEC, Inc.	36,281	887,796
EZCORP, Inc., Class A(b)(c)	56,793	1,774,213
FB Financial Corp.(c)	18,634	981,825
First Bancorp	69,089	1,656,754
First Bancorp/Southern Pines NC(c)	11,192	658,425
First Commonwealth Financial Corp.	48,554	919,613
First Financial Bancorp	52,003	1,599,612
First Hawaiian, Inc.	54,367	1,466,822
First Interstate BancSystem, Inc., Class A(c)	46,507	1,655,649
Franklin BSP Realty Trust, Inc.	68,126	590,652
Fulton Financial Corp.(c)	105,693	2,292,481
Genworth Financial, Inc., Class A(b)	942,185	8,065,104
Goosehead Insurance, Inc., Class A(b)(c)	9,215	316,904
HA Sustainable Infrastructure Capital, Inc.	12,340	505,940
Hanmi Financial Corp.	19,639	591,527
HCI Group, Inc.	6,249	962,783
Heritage Financial Corp.(c)	14,762	402,265
Hilltop Holdings, Inc.	50,617	1,909,273
Hope Bancorp, Inc.	99,728	1,250,589
Horace Mann Educators Corp.	44,894	2,053,003
Independent Bank Corp.	17,210	1,360,967
Jackson Financial, Inc., Class A	69,369	7,152,638
Kemper Corp.	183,450	4,525,711
Lakeland Financial Corp.(c)	8,267	501,228
Lincoln National Corp.(c)	632,381	22,316,725
MarketAxess Holdings, Inc.	5,303	689,602
Merchants Bancorp(c)	36,293	1,710,852
Mercury General Corp.	75,268	7,378,522
Moelis & Co., Class A(c)	30,688	2,064,996
National Bank Holdings Corp., Class A	16,494	689,944
Navient Corp.	438,953	3,757,438
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
NBT Bancorp, Inc.	24,519	$1,133,759
NCR Atleos Corp.(b)	109,080	4,864,968
NMI Holdings, Inc., Class A(b)(c)	21,222	761,870
Northwest Bancshares, Inc.(c)	79,924	1,130,925
OFG Bancorp	25,752	1,173,261
Palomar Holdings, Inc.(b)	8,124	869,593
Park National Corp.(c)	4,700	806,332
Pathward Financial, Inc.	10,521	865,247
Payoneer Global, Inc.(b)	252,712	1,314,102
PennyMac Mortgage Investment Trust(c)	163,522	1,710,440
Piper Sandler Cos.	29,299	2,297,335
PJT Partners, Inc., Class A	13,872	2,121,029
PRA Group, Inc.(b)	80,756	1,232,337
Preferred Bank(c)	6,312	604,816
ProAssurance Corp.(b)(c)	49,813	1,195,014
PROG Holdings, Inc.(c)	91,434	3,362,028
Provident Financial Services, Inc.(c)	74,992	1,664,072
Radian Group, Inc.	42,297	1,444,443
Redwood Trust, Inc.(c)	202,438	1,097,214
Renasant Corp.	44,223	1,800,761
Rithm Capital Corp.(c)	626,079	5,835,056
S&T Bancorp, Inc.(c)	15,792	712,061
Safety Insurance Group, Inc.	19,490	1,367,613
Seacoast Banking Corp. of Florida(c)	34,037	1,031,661
ServisFirst Bancshares, Inc.(c)	15,309	1,193,949
Sezzle, Inc.(b)(c)	7,234	854,697
Simmons First National Corp., Class A(c)	36,491	782,732
SiriusPoint Ltd.(b)	175,097	3,738,321
Southside Bancshares, Inc.(c)	15,639	512,334
Stellar Bancorp, Inc.	18,466	689,520
StepStone Group, Inc., Class A	43,733	2,156,474
Stewart Information Services Corp.	51,642	3,355,697
StoneX Group, Inc.(b)	37,966	4,303,446
Tompkins Financial Corp.	5,886	507,079
Triumph Financial, Inc.(b)(c)	10,098	719,482
Trupanion, Inc.(b)(c)	62,324	1,359,910
TrustCo Bank Corp.	7,150	370,442
Trustmark Corp.	29,641	1,308,947
Two Harbors Investment Corp.	89,200	1,099,836
United Community Banks, Inc.	56,245	1,853,273
United Fire Group, Inc.	41,995	1,861,638
Victory Capital Holdings, Inc., Class A	21,679	1,832,959
Virtu Financial, Inc., Class A	89,662	4,496,549
Virtus Investment Partners, Inc.(c)	7,175	1,026,240
WaFd, Inc.	50,512	1,796,207
Walker & Dunlop, Inc.	28,821	1,446,526
Westamerica Bancorporation(c)	6,062	336,380
Western Union Co. (The)(c)	457,480	3,719,312
WisdomTree, Inc.	35,013	666,998
World Acceptance Corp.(b)(c)	4,719	779,060
WSFS Financial Corp.	24,151	1,725,589
		223,584,966
Health Care-10.98%
Acadia Healthcare Co., Inc.(b)(c)	154,309	3,579,969
Acadia Pharmaceuticals, Inc.(b)	54,271	1,175,510
AdaptHealth Corp.(b)(c)	370,350	3,751,646
Addus HomeCare Corp.(b)(c)	15,355	1,407,746
ADMA Biologics, Inc.(b)	36,193	288,820
Alkermes PLC(b)(c)	59,198	2,497,564
AMN Healthcare Services, Inc.(b)	149,019	4,317,080
Amneal Pharmaceuticals, Inc.(b)	264,304	3,480,884
Amphastar Pharmaceuticals, Inc.(b)(c)	42,640	803,764
	Shares	Value
Health Care-(continued)
ANI Pharmaceuticals, Inc.(b)(c)	12,879	$1,011,130
Arcus Biosciences, Inc.(b)(c)	11,202	283,859
Artivion, Inc.(b)(c)	13,491	299,365
Astrana Health, Inc.(b)(c)	146,372	5,506,515
Avanos Medical, Inc.(b)	58,190	1,443,112
Azenta, Inc.(b)(c)	28,947	662,307
BioLife Solutions, Inc.(b)(c)	5,648	140,748
BrightSpring Health Services, Inc.(b)	348,739	21,510,222
Catalyst Pharmaceuticals, Inc.(b)	26,856	838,713
Certara, Inc.(b)(c)	69,894	406,783
Collegium Pharmaceutical, Inc.(b)	24,384	819,546
Concentra Group Holdings Parent, Inc.	107,285	2,668,178
CONMED Corp.(c)	39,832	1,422,002
Corcept Therapeutics, Inc.(b)(c)	25,108	1,744,755
CorVel Corp.(b)(c)	20,175	1,245,806
Cytek Biosciences, Inc.(b)(c)	53,819	225,502
Embecta Corp.	133,328	450,649
Enovis Corp.(b)(c)	100,710	2,284,103
Fortrea Holdings, Inc.(b)(c)	321,727	4,951,379
Glaukos Corp.(b)	5,509	569,355
Harmony Biosciences Holdings, Inc.(b)	33,520	1,058,897
HealthStream, Inc.	16,481	411,531
ICU Medical, Inc.(b)(c)	18,568	2,513,922
Indivior Pharmaceuticals, Inc.(b)	42,000	1,512,840
Innoviva, Inc.(b)	21,031	450,484
Inspire Medical Systems, Inc.(b)(c)	16,895	698,777
Integer Holdings Corp.(b)(c)	24,053	2,149,857
Integra LifeSciences Holdings Corp.(b)	189,358	3,037,302
Krystal Biotech, Inc.(b)(c)	1,730	534,622
LeMaitre Vascular, Inc.(c)	2,576	243,818
Ligand Pharmaceuticals, Inc.(b)	1,346	312,218
Merit Medical Systems, Inc.(b)	24,052	1,516,719
Molina Healthcare, Inc.(b)(c)	345,461	59,972,030
National HealthCare Corp.	10,751	1,982,699
Neogen Corp.(b)	99,355	891,214
NeoGenomics, Inc.(b)(c)	94,516	994,308
OmniAb, Inc., Rts., expiring 11/02/2027(b)(c)(e)	785	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(e)	785	0
Omnicell, Inc.(b)(c)	35,160	1,551,962
Organon & Co.	1,084,305	14,464,629
Pacira BioSciences, Inc.(b)(c)	35,390	821,756
Pediatrix Medical Group, Inc.(b)	107,616	2,318,049
Perrigo Co. PLC	482,481	5,331,415
Phibro Animal Health Corp., Class A	32,546	1,002,091
Prestige Consumer Healthcare, Inc.(b)	18,949	900,646
Privia Health Group, Inc.(b)	107,037	2,302,366
Progyny, Inc.(b)(c)	81,901	2,093,390
Protagonist Therapeutics, Inc.(b)	514	51,174
PTC Therapeutics, Inc.(b)	29,328	2,165,873
QuidelOrtho Corp.(b)(c)	168,764	2,197,307
RadNet, Inc.(b)	37,097	2,059,996
Sarepta Therapeutics, Inc.(b)(c)	139,190	2,487,325
Schrodinger, Inc.(b)(c)	22,359	339,857
Select Medical Holdings Corp.	374,571	6,180,421
STAAR Surgical Co., (Acquired 12/15/2023 - 05/26/2026; Cost $371,146)(b)(c)(f)	15,098	451,279
Supernus Pharmaceuticals, Inc.(b)	15,029	694,039
Tandem Diabetes Care, Inc.(b)(c)	50,956	876,443
Teleflex, Inc.	29,512	3,796,424
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
TG Therapeutics, Inc.(b)(c)	24,448	$927,557
TransMedics Group, Inc.(b)(c)	5,250	352,800
U.S. Physical Therapy, Inc.(c)	10,884	699,406
UFP Technologies, Inc.(b)(c)	3,200	704,320
Veracyte, Inc.(b)(c)	17,728	821,516
Vericel Corp.(b)(c)	9,352	311,702
Vir Biotechnology, Inc.(b)(c)	7,637	72,857
Waystar Holding Corp.(b)(c)	49,729	990,104
Xencor, Inc.(b)(c)	11,558	137,309
		205,172,263
Industrials-17.74%
AAR Corp.(b)	30,486	3,433,333
ABM Industries, Inc.(c)	238,139	9,301,709
Alamo Group, Inc.(c)	10,145	1,528,953
Albany International Corp., Class A	23,504	1,520,474
Allegiant Travel Co.(b)(c)	35,312	3,234,932
Amentum Holdings, Inc.(b)(c)	566,935	13,169,900
Apogee Enterprises, Inc.(c)	45,619	1,752,226
ArcBest Corp.	48,556	6,637,120
Arcosa, Inc.(c)	29,087	3,686,777
Argan, Inc.	2,177	1,452,103
Armstrong World Industries, Inc.	10,753	1,697,899
Astec Industries, Inc.	27,900	1,405,044
AZZ, Inc.	14,285	1,935,760
Boise Cascade Co.	99,128	6,911,204
Brady Corp., Class A	20,100	1,730,208
Casella Waste Systems, Inc., Class A(b)(c)	23,200	1,906,344
CoreCivic, Inc.(b)	140,687	2,965,682
CSW Industrials, Inc.(c)	4,171	1,155,242
Deluxe Corp.	86,893	2,110,631
DNOW, Inc.(b)(c)	269,370	3,445,242
DXP Enterprises, Inc.(b)	16,483	2,391,024
Enerpac Tool Group Corp.(c)	18,621	623,617
Enpro, Inc.	5,018	1,540,476
ESCO Technologies, Inc.	4,948	1,444,321
Everus Construction Group, Inc.(b)	35,622	5,299,485
Federal Signal Corp.	21,884	2,335,023
Forward Air Corp.(b)(c)	150,983	1,597,400
Franklin Electric Co., Inc.	25,333	2,492,261
Gates Industrial Corp. PLC(b)	160,521	4,160,704
GEO Group, Inc. (The)(b)	207,633	4,707,040
Gibraltar Industries, Inc.(b)	31,004	1,198,305
Granite Construction, Inc.(c)	39,389	5,389,991
Greenbrier Cos., Inc. (The)(c)	63,459	2,989,553
Griffon Corp.	38,066	3,349,047
Hayward Holdings, Inc.(b)	85,786	1,210,440
Healthcare Services Group, Inc.(b)	102,111	2,103,487
Heartland Express, Inc.(c)	91,958	1,378,450
Hertz Global Holdings, Inc.(b)(c)	2,304,339	12,443,431
HNI Corp.	77,378	2,413,420
Hub Group, Inc., Class A	111,880	4,647,495
Insperity, Inc.	382,157	13,172,952
Insteel Industries, Inc.	22,985	631,858
Interface, Inc.	55,457	1,641,527
JBT Marel Corp.	29,694	3,990,577
JetBlue Airways Corp.(b)(c)	2,294,065	12,548,536
Kadant, Inc.(c)	3,519	1,123,194
Kennametal, Inc.	56,065	1,838,932
Korn Ferry(c)	51,499	3,603,900
Legalzoom.com, Inc.(b)(c)	133,578	840,206
Lindsay Corp.(c)	5,922	647,215
Liquidity Services, Inc.(b)	16,913	612,420
	Shares	Value
Industrials-(continued)
Lyft, Inc., Class A(b)(c)	528,088	$7,451,322
ManpowerGroup, Inc.	734,066	23,218,508
Marten Transport Ltd.(c)	81,400	1,403,336
MasterBrand, Inc.(b)(c)	361,733	3,139,842
Matson, Inc.(c)	24,175	4,382,928
Mercury Systems, Inc.(b)(c)	12,193	1,361,958
MillerKnoll, Inc.	217,282	3,515,623
Mueller Water Products, Inc., Class A(c)	57,088	1,439,188
MYR Group, Inc.(b)	15,137	7,039,613
National Presto Industries, Inc.	3,994	505,521
OPENLANE, Inc.(b)	76,529	2,915,755
Paycom Software, Inc.	17,517	2,446,599
Pitney Bowes, Inc.	201,164	3,238,740
Powell Industries, Inc.(c)	7,218	2,052,944
Primoris Services Corp.	63,081	7,934,328
Proto Labs, Inc.(b)(c)	10,169	770,403
Quanex Building Products Corp.(c)	116,210	2,162,668
Resideo Technologies, Inc.(b)	239,212	7,480,159
Robert Half, Inc.(c)	258,658	7,614,892
Rush Enterprises, Inc., Class A(c)	128,040	8,877,013
RXO, Inc.(b)(c)	504,357	12,901,452
Schneider National, Inc., Class B(c)	251,175	8,876,525
SkyWest, Inc.(b)(c)	49,729	4,259,289
Standex International Corp.	3,686	1,021,059
Sunrun, Inc.(b)	260,537	4,356,179
Tennant Co.	20,976	1,806,243
Trinity Industries, Inc.(c)	77,927	2,527,952
UniFirst Corp.	9,913	2,631,108
Upwork, Inc.(b)(c)	70,538	622,145
Verra Mobility Corp., Class A(b)	69,192	312,056
Vestis Corp.(b)	402,758	5,203,633
VSE Corp.(c)	5,762	1,066,834
Werner Enterprises, Inc.(c)	111,825	4,641,856
WillScot Holdings Corp.(c)	131,413	3,381,256
Worthington Enterprises, Inc.	28,276	1,605,229
Zurn Elkay Water Solutions Corp.	40,145	1,886,815
		331,398,041
Information Technology-9.57%
A10 Networks, Inc.(c)	15,456	465,844
ACI Worldwide, Inc.(b)(c)	47,305	2,065,809
ACM Research, Inc., Class A(b)	20,947	1,813,172
Adeia, Inc.	21,165	565,529
Agilysys, Inc.(b)	4,765	412,458
Alarm.com Holdings, Inc.(b)(c)	23,008	1,037,891
Alpha & Omega Semiconductor Ltd.(b)(c)	35,314	1,601,490
Arlo Technologies, Inc.(b)(c)	42,010	560,413
Axcelis Technologies, Inc.(b)(c)	10,828	1,628,639
Badger Meter, Inc.(c)	6,933	858,999
Benchmark Electronics, Inc.	53,997	4,560,587
BlackLine, Inc.(b)(c)	21,495	631,953
Box, Inc., Class A(b)	53,061	1,430,525
Calix, Inc.(b)(c)	21,823	867,464
CleanSpark, Inc.(b)(c)	89,072	1,629,127
Clear Secure, Inc., Class A	22,381	1,241,026
Cohu, Inc.(b)(c)	17,598	928,295
Corsair Gaming, Inc.(b)(c)	287,472	3,489,910
CTS Corp.	12,496	802,368
Digi International, Inc.(b)	9,870	659,316
Diodes, Inc.(b)	25,930	2,730,948
DXC Technology Co.(b)(c)	1,152,101	11,417,321
Enphase Energy, Inc.(b)(c)	37,819	2,585,307
ePlus, Inc.(c)	34,368	2,821,269
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
Everforth, Inc.(b)(c)	114,543	$2,597,835
Extreme Networks, Inc.(b)	93,156	2,469,566
FormFactor, Inc.(b)	9,515	1,185,474
Grid Dynamics Holdings, Inc.(b)(c)	69,157	497,930
Harmonic, Inc.(b)	60,877	919,851
Ichor Holdings Ltd.(b)	23,523	1,682,365
Impinj, Inc.(b)(c)	4,054	612,154
Insight Enterprises, Inc.(b)	111,063	11,814,882
Itron, Inc.(b)(c)	28,684	2,365,856
Knowles Corp.(b)	25,945	970,602
Kulicke & Soffa Industries, Inc. (Singapore)	11,671	1,189,158
Life360, Inc.(b)(c)	12,095	513,917
LiveRamp Holdings, Inc.(b)(c)	30,976	1,163,459
MARA Holdings, Inc.(b)(c)	117,966	1,696,351
MaxLinear, Inc.(b)	30,792	2,861,501
Mirion Technologies, Inc.(b)(c)	47,572	869,616
N-able, Inc.(b)	118,202	437,347
Napco Security Technologies, Inc.	5,046	189,376
NCR Voyix Corp.(b)(c)	428,389	3,080,117
NetScout Systems, Inc.(b)(c)	31,604	1,315,358
OSI Systems, Inc.(b)(c)	7,158	1,551,497
PC Connection, Inc.	53,086	3,694,255
PDF Solutions, Inc.(b)(c)	7,260	354,506
Penguin Solutions, Inc.(b)(c)	82,545	4,608,487
Photronics, Inc.(b)	27,898	902,500
Plexus Corp.(b)	23,534	6,315,584
Power Integrations, Inc.	10,533	884,772
Progress Software Corp.(b)(c)	29,826	979,188
Q2 Holdings, Inc.(b)	17,506	828,909
Qorvo, Inc.(b)	52,927	5,481,120
Ralliant Corp.	50,299	3,111,999
RingCentral, Inc., Class A	72,009	3,118,710
Rogers Corp.(b)	8,612	1,218,770
Sanmina Corp.(b)	81,933	21,280,458
ScanSource, Inc.(b)(c)	93,034	4,304,683
Semtech Corp.(b)	13,312	2,030,613
SolarEdge Technologies, Inc.(b)(c)	36,548	2,790,440
Sprinklr, Inc., Class A(b)	156,481	873,164
SPS Commerce, Inc.(b)	13,267	752,902
Teradata Corp.(b)(c)	67,811	2,308,965
Ultra Clean Holdings, Inc.(b)	39,809	3,406,456
Veeco Instruments, Inc.(b)(c)	23,368	1,346,932
Viasat, Inc.(b)	110,730	8,927,053
Viavi Solutions, Inc.(b)	45,997	2,233,614
Vishay Intertechnology, Inc.	195,161	10,158,130
		178,702,082
Materials-4.86%
Alpha Metallurgical Resources, Inc.(b)(c)	12,672	2,521,348
Balchem Corp.	6,753	1,058,398
Celanese Corp.	205,140	10,899,088
Century Aluminum Co.(b)	48,446	3,195,983
Chemours Co. (The)(c)	361,280	8,005,965
Eastman Chemical Co.(c)	144,463	10,960,408
Element Solutions, Inc.	87,112	3,696,162
FMC Corp.(c)	270,965	3,701,382
H.B. Fuller Co.(c)	67,411	4,319,697
Hawkins, Inc.	7,991	1,236,767
Ingevity Corp.(b)	21,463	1,455,621
Innospec, Inc.	28,374	2,353,339
Kaiser Aluminum Corp.	29,429	5,357,255
Koppers Holdings, Inc.	56,098	2,288,799
	Shares	Value
Materials-(continued)
Materion Corp.	13,865	$3,050,855
Metallus, Inc.(b)(c)	80,964	1,590,943
Minerals Technologies, Inc.	33,852	2,607,281
O-I Glass, Inc.(b)(c)	630,038	5,512,832
Quaker Chemical Corp.	16,536	2,373,412
Sensient Technologies Corp.	19,721	2,245,236
Stepan Co.	55,645	2,940,838
Sylvamo Corp.(c)	85,746	3,367,245
Warrior Met Coal, Inc.	17,200	1,626,088
Worthington Steel, Inc.	106,242	4,482,350
		90,847,292
Real Estate-2.58%
Acadia Realty Trust(c)	22,174	488,271
American Assets Trust, Inc.	28,443	662,722
Apple Hospitality REIT, Inc.	129,788	1,906,586
Centerspace(c)	6,286	424,179
Curbline Properties Corp.(c)	7,607	221,592
Cushman & Wakefield Ltd.(b)	951,595	11,837,842
DiamondRock Hospitality Co.	130,156	1,430,414
Douglas Emmett, Inc.(c)	112,381	1,308,115
Easterly Government Properties, Inc.(c)	16,957	406,629
Essential Properties Realty Trust, Inc.	19,062	582,916
eXp World Holdings, Inc.	883,648	4,347,548
Four Corners Property Trust, Inc.	12,850	319,965
Getty Realty Corp.(c)	7,289	237,111
Global Net Lease, Inc.(c)	58,584	548,932
Highwoods Properties, Inc.(c)	41,430	1,081,323
Innovative Industrial Properties, Inc.(c)	5,527	320,511
JBG SMITH Properties	37,824	554,878
Kennedy-Wilson Holdings, Inc.	51,242	564,174
LTC Properties, Inc.(c)	7,575	283,381
LXP Industrial Trust	8,208	423,861
Macerich Co. (The)(c)	54,420	1,225,538
Marcus & Millichap, Inc.(c)	32,193	909,130
Medical Properties Trust, Inc.(c)	219,137	1,119,790
Millrose Properties, Inc.	22,576	637,095
NexPoint Residential Trust, Inc.(c)	10,598	307,978
Outfront Media, Inc.	74,279	2,394,755
Pebblebrook Hotel Trust(c)	129,701	1,977,940
Phillips Edison & Co., Inc.	21,219	851,943
Ryman Hospitality Properties, Inc.	30,111	3,466,679
Safehold, Inc.	29,364	439,579
Saul Centers, Inc.(c)	9,672	335,232
SL Green Realty Corp.(c)	30,364	1,378,526
St. Joe Co. (The)	8,049	512,158
Sunstone Hotel Investors, Inc.(c)	115,380	1,248,412
Tanger, Inc.	18,182	655,825
Terreno Realty Corp.	8,477	556,854
Universal Health Realty Income Trust(c)	2,591	107,397
Urban Edge Properties	25,366	569,213
Whitestone REIT	10,800	206,064
Xenia Hotels & Resorts, Inc.(c)	81,090	1,408,533
		48,259,591
Utilities-0.89%
American States Water Co.	10,027	774,786
Avista Corp.	56,142	2,328,209
California Water Service Group(c)	25,253	1,138,910
Chesapeake Utilities Corp.	8,046	992,233
Clearway Energy, Inc., Class C	21,343	878,478
H2O America(c)	15,858	917,068
Hawaiian Electric Industries, Inc.(b)(c)	233,366	3,103,768
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Utilities-(continued)
MDU Resources Group, Inc.	99,604	$2,099,652
MGE Energy, Inc.	11,158	842,429
Middlesex Water Co.(c)	4,192	220,206
Northwest Natural Holding Co.	27,848	1,350,349
Otter Tail Corp.(c)	16,913	1,465,681
Unitil Corp.	11,446	572,643
		16,684,412
Total Common Stocks & Other Equity Interests (Cost $1,507,083,044)		1,864,880,661
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(g)(h) (Cost $2,231,499)	2,231,499	2,231,499
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $1,509,314,543)		1,867,112,160
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.07%
Invesco Private Government Fund, 3.58%(g)(h)(i)	114,619,832	$114,619,832
Invesco Private Prime Fund, 3.75%(g)(h)(i)	297,637,667	297,697,195
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $412,296,623)		412,317,027
TOTAL INVESTMENTS IN SECURITIES-122.01% (Cost $1,921,611,166)		2,279,429,187
OTHER ASSETS LESS LIABILITIES-(22.01)%		(411,146,981)
NET ASSETS-100.00%		$1,868,282,206

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2026 represented less than 1% of the Fund’s Net Assets.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Restricted security. The value of this security at May 31, 2026 represented less than 1% of the Fund’s Net Assets.
(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$935,297	$42,142,520	$(40,846,318)	$-	$-	$2,231,499	$30,931
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	94,544,508	409,868,632	(389,793,308)	-	-	114,619,832	2,958,411 *
Invesco Private Prime Fund	247,215,599	907,834,654	(857,326,355)	(1,402)	(25,301)	297,697,195	8,019,154 *
Total	$342,695,404	$1,359,845,806	$(1,287,965,981)	$(1,402)	$(25,301)	$414,548,526	$11,008,496

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600 Revenue ETF (RWJ)—(continued)
May 31, 2026
(Unaudited)
(h)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Ultra Dividend Revenue ETF (RDIV)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.51%
Communication Services-8.78%
AT&T, Inc.	2,013,756	$49,941,149
Comcast Corp., Class A	1,793,973	44,616,108
		94,557,257
Consumer Discretionary-10.92%
Ford Motor Co.	4,077,867	71,118,001
Macy’s, Inc.(b)	1,595,358	34,714,990
Polaris, Inc.	166,278	11,734,238
		117,567,229
Consumer Staples-14.50%
Clorox Co. (The)	96,859	8,719,247
General Mills, Inc.(b)	748,112	25,293,667
Hormel Foods Corp.(b)	815,723	18,949,245
J.M. Smucker Co. (The)	133,025	13,728,180
Kimberly-Clark Corp.	254,679	24,856,671
Molson Coors Beverage Co., Class B	364,838	14,422,046
Target Corp.	394,528	50,132,673
		156,101,729
Energy-17.20%
Antero Midstream Corp.(b)	87,078	1,825,155
APA Corp.	338,564	12,333,886
Chevron Corp.	280,264	51,136,969
HF Sinclair Corp.	643,991	45,008,531
Kinder Morgan, Inc.	760,095	23,623,753
Murphy Oil Corp.(b)	100,874	3,650,630
ONEOK, Inc.	566,853	47,581,641
		185,160,565
Financials-17.73%
KeyCorp	722,040	15,401,113
Prudential Financial, Inc.	540,301	54,375,893
Regions Financial Corp.	483,723	13,544,244
T. Rowe Price Group, Inc.(b)	105,267	11,003,560
Truist Financial Corp.	854,571	41,198,868
U.S. Bancorp	916,833	50,288,290
Valley National Bancorp	371,639	5,117,469
		190,929,437
Health Care-6.75%
Bristol-Myers Squibb Co.	877,517	50,176,422
Viatris, Inc.	1,385,020	22,520,425
		72,696,847
Information Technology-6.21%
HP, Inc.	2,471,105	66,818,679
Materials-3.97%
International Paper Co.	1,002,729	33,561,340
Sonoco Products Co.(b)	188,880	9,194,678
		42,756,018
Real Estate-7.30%
Agree Realty Corp.	12,982	962,615
Brixmor Property Group, Inc.(b)	64,020	1,956,451
BXP, Inc.	84,915	5,095,749
COPT Defense Properties	33,862	1,085,616
Crown Castle, Inc.	71,672	6,557,988
	Shares	Value
Real Estate-(continued)
CubeSmart	40,449	$1,617,960
Equity Residential	71,678	4,691,325
Extra Space Storage, Inc.	33,523	4,837,704
Federal Realty Investment Trust	16,421	1,964,444
Host Hotels & Resorts, Inc.	413,162	9,494,463
Independence Realty Trust, Inc.	58,931	956,450
Invitation Homes, Inc.	146,218	4,276,877
Kimco Realty Corp.	129,750	3,124,380
Kite Realty Group Trust(b)	46,494	1,274,866
Lamar Advertising Co., Class A	24,113	3,676,268
Mid-America Apartment Communities, Inc.	25,106	3,240,431
Public Storage(b)	22,310	6,775,324
Rayonier, Inc.(b)	32,571	680,408
Regency Centers Corp.	27,723	2,144,374
Rexford Industrial Realty, Inc.(b)	38,774	1,375,314
Simon Property Group, Inc.	44,338	9,085,300
STAG Industrial, Inc.(b)	30,710	1,162,988
UDR, Inc.	69,827	2,576,616
		78,613,911
Utilities-6.15%
Black Hills Corp.(b)	44,786	3,261,316
Dominion Energy, Inc.	390,853	26,163,700
Eversource Energy	289,436	19,759,796
NorthWestern Energy Group, Inc.	32,620	2,303,298
Portland General Electric Co.(b)	95,197	4,771,274
UGI Corp.	286,832	10,016,173
		66,275,557
Total Common Stocks & Other Equity Interests (Cost $969,561,609)		1,071,477,229
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(c)(d) (Cost $969,247)	969,247	969,247
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.60% (Cost $970,530,856)		1,072,446,476
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.44%
Invesco Private Government Fund, 3.58%(c)(d)(e)	10,330,282	10,330,282
Invesco Private Prime Fund, 3.75%(c)(d)(e)	26,773,590	26,778,945
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,109,227)		37,109,227
TOTAL INVESTMENTS IN SECURITIES-103.04% (Cost $1,007,640,083)		1,109,555,703
OTHER ASSETS LESS LIABILITIES-(3.04)%		(32,768,250)
NET ASSETS-100.00%		$1,076,787,453
See accompanying notes which are an integral part of this schedule.

Invesco S&P Ultra Dividend Revenue ETF (RDIV)—(continued)
May 31, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at May 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Invesco Ltd.	$8,601,829	$5,047,016	$(15,401,213)	$(2,559,053)	$4,311,421	$-	$147,692
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	32,347,089	(31,377,842)	-	-	969,247	28,706
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	30,020,130	211,845,462	(231,535,310)	-	-	10,330,282	329,624 *
Invesco Private Prime Fund	77,971,627	483,481,264	(534,669,069)	(2,426)	(2,451)	26,778,945	881,604 *
Total	$116,593,586	$732,720,831	$(812,983,434)	$(2,561,479)	$4,308,970	$38,078,474	$1,387,626

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$9,084,981,332	$-	$0	$9,084,981,332
Money Market Funds	-	172,255,589	-	172,255,589
Total Investments	$9,084,981,332	$172,255,589	$0	$9,257,236,921
Invesco S&P MidCap 400 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,236,654,627	$-	$-	$1,236,654,627
Money Market Funds	-	216,946,757	-	216,946,757
Total Investments	$1,236,654,627	$216,946,757	$-	$1,453,601,384
Invesco S&P SmallCap 600 Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,864,880,661	$-	$0	$1,864,880,661
Money Market Funds	2,231,499	412,317,027	-	414,548,526
Total Investments	$1,867,112,160	$412,317,027	$0	$2,279,429,187
Invesco S&P Ultra Dividend Revenue ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,071,477,229	$-	$-	$1,071,477,229
Money Market Funds	969,247	37,109,227	-	38,078,474
Total Investments	$1,072,446,476	$37,109,227	$-	$1,109,555,703